Stockholders' Equity - Schedule of Outstanding Stock Options Activities (Details) - $ / shares			3 Months Ended	12 Months Ended
	Aug. 25, 2020	Jan. 18, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Options, Outstanding Balance Beginning			3,000,044	39,044	79,044
Number of Options, Granted				3,492,000
Number of Options, Exercised	(531,000)	(40,000)		(531,000)	(40,000)
Number of Options, Forfeited
Number of Options, Cancelled
Number of Options, Outstanding Balance Ending			3,000,044	3,000,044	39,044
Number of Options Exercisable			3,000,044	3,000,044	39,044
Weighted Average Exercise Price, Outstanding Balance Beginning			$ 0.47	$ 17.49	$ 9.90
Weighted Average Exercise Price, Granted				0.24
Weighted Average Exercise Price, Exercised				0.20	2.41
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Cancelled
Weighted Average Exercise Price, Outstanding Balance Ending			0.47	0.47	17.49
Weighted Average Exercise Price, Exercisable Balance			$ 0.47	$ 0.47	$ 17.49
Weighted Average Remaining Contractual Life (Years), Beginning Outstanding			9 years 10 months 28 days	5 years 1 month 27 days	5 years 6 months 21 days
Weighted Average Remaining Contractual Life (Years), Granted			0 years	9 years 2 months 12 days	0 years
Weighted Average Remaining Contractual Life (Years), Exercised			0 years	9 years 7 months 21 days	4 years 11 months 15 days
Weighted Average Remaining Contractual Life (Years), Cancelled			0 years	0 years	0 years
Weighted Average Remaining Contractual Life (Years), Ending Outstanding			9 years 7 months 28 days	9 years 10 months 28 days	5 years 1 month 27 days
Weighted Average Remaining Contractual Life (Years), Exercisable			9 years 7 months 28 days	9 years 10 months 28 days	5 years 1 month 27 days